Debt Securities in Issue	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Debt Securities in Issue	26. DEBT SECURITIES IN ISSUE

		Group
	2020	2019
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	1,694	4,679
– Euro 30bn Euro Medium Term Note Programme	3,619	5,175
– US SEC-registered Debt Programme – Santander UK Group Holdings plc	4,882	5,763
– US SEC-registered Debt Programme – Santander UK plc	4,723	5,891
– Euro 750m Senior Unsecured Notes	673	—
– US$1bn Senior Unsecured Notes	734	—
	16,325	21,508
Euro 35bn Global Covered Bond Programme (See Note 14)	19,285	19,004
US$20bn Commercial Paper Programmes	2,824	3,014
Certificates of deposit	2,858	2,806
Credit linked notes	57	60
Securitisation programmes (See Note 14)	2,330	3,779
	43,679	50,171
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group Holdings plc has predominantly been downstreamed to our operating company Santander UK plc.
Santander UK Group Holdings plc
Statement [Line Items]
Debt Securities in Issue	10. DEBT SECURITIES IN ISSUE The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2018.